STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION OUTSTANDING

As of December 31, 2021 and 2020, the options outstanding under each plan were as follows:

	December 31,
	2021	2020
Legacy Plans	-	543,106
2016 Plan	-	4,034,332
2019 Directors Plan	-	151,455
2021 Omnibus Plan	4,444,068	-
Total options outstanding	4,444,068	4,728,893

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2022:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2021	4,444,068	$2.40	6.00	$10,207,306
Granted	2,291,000	3.86	7.63	46,515
Exercised	-	-	-	-
Expired / Forfeited	-	-	-	-
Outstanding at June 30, 2022	6,735,068	2.90	6.91	46,515
Exercisable at June 30, 2022	5,619,542	3.11	6.37	-
Vested and expected to vest	6,735,068	2.90	6.91	46,515

The following table summarizes the Company’s stock option activity during the year ended December 31, 2021:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2020	4,728,893	$2.28	6.80	$1,817,383
Granted	-	-		-
Exercised	(284,825)	0.91		472,453
Expired / Forfeited	-	-		-
Outstanding at December 31, 2021	4,444,068	2.40	6.00	10,207,306
Exercisable at December 31, 2021	4,337,971	2.38	5.90	10,055,725
Vested and expected to vest	4,444,068	2.40	6.00	10,207,306

SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2021):

Six Months Ended
June 30, 2022
Stock price	$0.43 - $1.70
Exercise price	$0.43 - $6.28
Expected stock price volatility	76.61 - 95.87%
Expected term (years)	5.19 -10.00
Risk-free interest rate	1.52% - 3.14%
Expected dividend yield	0%

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows (there were no grants issued in 2021):

December 31, 2020
Stock price	$2.58
Exercise price	$3.35
Expected stock price volatility	124.0%
Expected term (years)	5.8
Risk-free interest rate	.27 – 1.52%
Expected dividend yield	0%

SCHEDULE OF COMMON STOCK FUTURE ISSUANCE

The following shares of common stock are reserved for future issuance:

June 30, 2022
Awards outstanding under the 2021 Omnibus Incentive Plan	6,865,068
Awards available for future grant under 2021 Omnibus Incentive Plan	931,642
Warrants outstanding	21,090,873
Total shares of common stock reserved for future issuance	28,887,583

The following shares of common stock are reserved for future issuance:

December 31, 2021
Stock options outstanding	4,444,068
Stock options available for future grant under 2021 Omnibus Incentive Plan	1,000,000
Warrants outstanding	21,090,873
Total shares of common stock reserved for future issuance	26,534,941